Exploration and Evaluation Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) ha	Dec. 31, 2023 USD ($)
Exploration and Evaluation Assets [Line Items]
Percentage of ownership in project	100.00%
Percentage of royalty	0.50%
Area of mining land (in Hectares)	26,774
Term of mining concession	25 years
Renewal term of mining concession	25 years
Impairment of the exploration and evaluation assets (in Dollars) | $		$ 251
Capricho Project [Member]
Exploration and Evaluation Assets [Line Items]
Area of mining land (in Hectares)	4,200
Paco Orco Project [Member]
Exploration and Evaluation Assets [Line Items]
Area of mining land (in Hectares)	4,400
Warintza [Member]
Exploration and Evaluation Assets [Line Items]
Percentage of ownership	100.00%
ENAMI One Option (Ecuador) [Member]
Exploration and Evaluation Assets [Line Items]
Area of mining land (in Hectares)	40,000
Term of mining concession	4 years
Option payment amount (in Dollars) | $	$ 250
Exploration expenditures (in Dollars) | $	$ 25,000
Tamarugo [Member]
Exploration and Evaluation Assets [Line Items]
Percentage of ownership	100.00%
Area of mining land (in Hectares)	12,300
Teck Resources Ltd. [Member]
Exploration and Evaluation Assets [Line Items]
Percentage of ownership in project	40.00%
Solaris Resources Inc. [Member]
Exploration and Evaluation Assets [Line Items]
Percentage of ownership in project	60.00%
South32 Royalty Investments Pty Ltd [Member]
Exploration and Evaluation Assets [Line Items]
Percentage of royalty	2.00%
Area of mining land (in Hectares)	10,000
Ricardo [Member]
Exploration and Evaluation Assets [Line Items]
Percentage of ownership in project	100.00%
Ricardo [Member] | ENAMI One Option (Ecuador) [Member]
Exploration and Evaluation Assets [Line Items]
Area of mining land (in Hectares)	16,000
Impairment of the exploration and evaluation assets (in Dollars) | $		$ 251